SCHEDULE OF SHORT-TERM BANK LOANS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Secured short-term loans	$ 1,813,734	$ 1,780,948
Add: amounts due within one year under long-term loan contracts	311,404	305,775
Total short-term bank loans	$ 2,125,138	$ 2,086,723